American Funds Emerging Markets Bond Fund 6455 Irvine Center Drive Irvine, California 92618-4518

December 18, 2015

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Emerging Markets Bond Fund

Dear Sir or Madam:

On behalf of American Funds Emerging Markets Bond Fund (the “fund”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933. A Form N-8A has been filed for the fund and the fund’s CIK number is 0001660935. If you have any questions about the enclosed, please contact me at (213) 615-0431.

Sincerely,

/s/ Liliane Corzo

Liliane Corzo

Enclosure